Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Due from related parties	$ 1,472	$ 3,860
Due to related parties	225	109
Time charter and voyage expenses - related party	2,446	1,845	$ 222
CMA CGM [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,278	$ 2,968
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting interest	11.13%	11.20%
CMA Ships [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 10
Annual ship management fee per vessel			$ 123	$ 0
Number of ships under technical management			7
Due to related parties	0	$ 0
Management fees	0	720
Technomar [Member]
Related Party Transaction [Line Items]
Due from related parties	184
Due to related parties	0	0
Management fees	$ 12,580	9,160
Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	7
Due to related parties	$ 225	109
Time charter and voyage expenses - related party	$ 2,446	$ 1,845	$ 222
Poseidon Transaction [Member] | Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	19